Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue	¥ 10,985,048	¥ 11,171,209
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,568,922	4,540,733
Sumitomo mitsui banking corporation [member] | Bonds [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Great Britain pound
Debt securities in issue, Interest rate	1.19%
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 859,470	1,660,610
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 411,895	429,544
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 20,227	40,913
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 33,908	33,427
Sumitomo mitsui banking corporation [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2019
Debt securities in issue	¥ 0	50,000
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Thai baht
Debt securities in issue	¥ 19,980	33,155
Sumitomo mitsui banking corporation [member] | Bonds [member] | Great Britain pound [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue	¥ 33,338	36,258
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	1.88%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	0.25%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	2.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Great Britain pound [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.82%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	4.30%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	3.88%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.33%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.66%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Great Britain pound [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	1.19%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	4.85%
Debt securities in issue	¥ 168,386	166,090
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	4.00%
Debt securities in issue	¥ 89,442	93,147
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 289,899	362,777
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	1.43%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 642,377	1,634,812
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.46%
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.86%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,106,011	1,732,336
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 206,552	48,143
Other subsidiaries [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2023
Debt securities in issue	¥ 268,512	124,451
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 1,290	2,075
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 483,329	702,312
Other subsidiaries [member] | Bonds [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 21,067	19,487
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 4,081	5,165
Other subsidiaries [member] | Bonds [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.00%
Debt securities in issue	¥ 6,855	0
Other subsidiaries [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.10%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	7.50%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	11.40%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	0.55%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2031
Debt securities in issue, Interest rate	3.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	20.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	8.25%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 20,000	25,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,094,325	805,703
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.85%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 6,013,305	4,898,140
SMFG [member] | Bonds [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 5,050,000	3,962,000
SMFG [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 4,357,548	3,209,483
SMFG [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 761,597	553,053
SMFG [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 199,201	183,049
SMFG [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 4,581	4,242
SMFG [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.06%
SMFG [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	1.66%
SMFG [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2048
Debt securities in issue, Interest rate	4.31%
SMFG [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%
SMFG [member] | Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 969,000	954,000
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Interest rate	4.44%
Debt securities in issue	¥ 262,856	191,741
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 724,332	756,572
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	3.20%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	4.44%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	1.33%
SMFG [member] | Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 6,085	¥ 284,297